Income Taxes	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 6 – INCOME TAXES

The Company’s net loss before income taxes totaled $1,593,795 for the year ended June 30, 2015. During the year ended June 30, 2014, the Company had income before taxes of $109,208, but the financial statements do not include a provision for federal income taxes for that period as the Company’s earnings and losses were included in the former members’ personal income tax returns.

The total provision for income taxes, which consists of U.S. federal income and California Franchise taxes, consists of the following:

	June 30,
	2015	2014

Current taxes	$(437,352)	$—
Deferred taxes	437,352	—
Total	$—	$—

A reconciliation of the tax on the Company’s loss for the year before income taxes and total tax expense are shown below:

	June 30,
	2015	2014
Income tax liability (benefit) at the U.S statutory income tax and California Franchise tax rates	(39.8)%	—
Loss on marketable securities	—	—
Amortization of loan discount	2.6%	—
Other differences	0.1%	—
Change in valuation allowance	37.1%	—
Total	—	—

Based on the weight of available evidence, the Company’s management has determined that it is more likely than not that the net deferred tax assets will not be realized. Therefore, the company has recorded a full valuation allowance against the net deferred tax assets.

The components of net deferred tax assets recognized are as follows:

	June 30,
	2015	2014
Deferred noncurrent tax asset:
Net operating loss carry-forward	$502,178	$—
Basis differences on marketable securities	45,448	—
Total, deferred noncurrent tax asset	$547,626	$—
Deferred noncurrent tax liabilities:
Value of warrants recorded as loan discount	$110,274	$—
Total deferred noncurrent tax liabilities	110,274	—

Valuation allowance	(437,352)	—
Total	$—	$—

Due to uncertainties surrounding the Company’s ability to generate future U.S. taxable income to realize these assets, a full valuation allowance has been established to offset the net U.S. deferred tax asset.

The future utilization of the Company’s federal net operating loss and tax credit carry forwards to offset future taxable income may be subject to an annual limitation, pursuant to Internal Revenue Code sections 382 and 383, as a result of ownership changes that may have occurred previously or that could occur in the future.

At June 30, 2015, the Company had federal income tax net operating losses of approximately $1.6 million. The federal net operating losses expire at various dates beginning in 2028. The Company files income tax returns in the U.S. federal jurisdiction and California. Tax years 2008 forward remain open to examination for the U.S. federal jurisdiction as a result of net operating loss carryforwards. Tax years 2009 forward remain open to examination by the state taxing authority.